Loss per Share (Tables)	12 Months Ended
Jun. 30, 2020
Loss Per Share [Abstract]
Schedule of basic and diluted loss per share

	30 June 2020	30 June 2019	30 June 2018
	A$	A$	A$

Basic/Diluted loss per share (in cents)[1]	1.66	3.22	2.30

a) Net loss used in the calculation of basic and diluted loss per share[1]	2,927,206	4,656,421	3,068,582

b) Weighted average number of ordinary shares outstanding during the period used in the calculation of basic and diluted loss per share	176,393,354	144,740,535	133,660,556

1.	The company revised the previous audited financial statements to reflect the correction of an immaterial error. See Note 1(a)(v) for additional information.